Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000115777
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Fund
Class Name	Class A
Trading Symbol	SDRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Swan Defined Risk Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.swanglobalinvestments.com/fund_documents/. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	https://funds.swanglobalinvestments.com/fund_documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.45%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: Markets calmed down considerably in the second half of 2025, once the dust settled from the “tariff tantrum” in early April. The markets returned to its favored narrative, the idea that A.I. will revolutionize the economy and the vast sums of capital expenditures today will be justified by untold profits in the future. The S&P 500 was back to setting record highs, up 11.0% during the period 7/1/25 to 12/31/25 and up 17.9% for the entire year.

Over the six months ended 12/31/25 the Fund's Class A shares had a return of 7.5%. Relative to the S&P 500’s 11.0%, this translates to a capture ratio of almost 70%, at the higher end of expectations for the Fund.

Core Equity: the core equity ETFs had a return of 10.0% during the second half of 2025, tracking the gains of the US large cap market.

Hedge: the Fund’s put options declined in value by 2.4% during the second half of the year. These put options went “in-the-money” when the markets sold off during the first four months of the year and helped mitigate the losses of the overall Fund. However, with the market rallying to all-time highs these options declined in value. The Fund re-hedged half of its put option portfolio near the end of the third quarter and subsequently re-hedged the second half of its put options at the end of the year. The Fund entered 2026 with its two-year put options averaging a strike price on the S&P 500 of about 7300.

Additional Trades: a decline in overall market volatility is usually beneficial for the shorter-term, premium collection trades. In the back half of 2025, these trades generated 77 basis points of positive return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 631,918,029
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 3,248,395
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$631,918,029
Number of Portfolio Holdings	18
Advisory Fee	$3,248,395
Portfolio Turnover	9%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.3%
Money Market Funds	0.6%
Purchased Options	10.1%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	0.6%
Index Option	9.1%
Equity	89.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	60.7%
Technology Select Sector SPDR Fund	9.9%
S&P 500 Index, 12/17/27 7250.0 Put	4.6%
S&P 500 Index, 12/17/27 7350.0 Put	4.5%
Financial Select Sector SPDR Fund	3.8%
Consumer Discretionary Select Sector SPDR Fund	3.0%
Health Care Select Sector SPDR Fund	2.8%
Communication Services Select Sector SPDR Fund	2.8%
Industrial Select Sector SPDR Fund	2.4%
Consumer Staples Select Sector SPDR Fund	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000115778
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Fund
Class Name	Class C
Trading Symbol	SDRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Swan Defined Risk Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.swanglobalinvestments.com/fund_documents/. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	https://funds.swanglobalinvestments.com/fund_documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$115	2.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.20%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: Markets calmed down considerably in the second half of 2025, once the dust settled from the “tariff tantrum” in early April. The markets returned to its favored narrative, the idea that A.I. will revolutionize the economy and the vast sums of capital expenditures today will be justified by untold profits in the future. The S&P 500 was back to setting record highs, up 11.0% during the period 7/1/25 to 12/31/25 and up 17.9% for the entire year.

Over the six months ended 12/31/25 the Fund's Class C shares had a return of 7.1%. Relative to the S&P 500’s 11.0%, this translates to a capture ratio of almost 65%, at the higher end of expectations for the Fund.

Core Equity: the core equity ETFs had a return of 10.0% during the second half of 2025, tracking the gains of the US large cap market.

Hedge: the Fund’s put options declined in value by 2.4% during the second half of the year. These put options went “in-the-money” when the markets sold off during the first four months of the year and helped mitigate the losses of the overall Fund. However, with the market rallying to all-time highs these options declined in value. The Fund re-hedged half of its put option portfolio near the end of the third quarter and subsequently re-hedged the second half of its put options at the end of the year. The Fund entered 2026 with its two-year put options averaging a strike price on the S&P 500 of about 7300.

Additional Trades: a decline in overall market volatility is usually beneficial for the shorter-term, premium collection trades. In the back half of 2025, these trades generated 77 basis points of positive return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 631,918,029
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 3,248,395
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$631,918,029
Number of Portfolio Holdings	18
Advisory Fee	$3,248,395
Portfolio Turnover	9%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.3%
Money Market Funds	0.6%
Purchased Options	10.1%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	0.6%
Index Option	9.1%
Equity	89.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	60.7%
Technology Select Sector SPDR Fund	9.9%
S&P 500 Index, 12/17/27 7250.0 Put	4.6%
S&P 500 Index, 12/17/27 7350.0 Put	4.5%
Financial Select Sector SPDR Fund	3.8%
Consumer Discretionary Select Sector SPDR Fund	3.0%
Health Care Select Sector SPDR Fund	2.8%
Communication Services Select Sector SPDR Fund	2.8%
Industrial Select Sector SPDR Fund	2.4%
Consumer Staples Select Sector SPDR Fund	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000115779
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Fund
Class Name	Class I
Trading Symbol	SDRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Swan Defined Risk Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.swanglobalinvestments.com/fund_documents/. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	https://funds.swanglobalinvestments.com/fund_documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: Markets calmed down considerably in the second half of 2025, once the dust settled from the “tariff tantrum” in early April. The markets returned to its favored narrative, the idea that A.I. will revolutionize the economy and the vast sums of capital expenditures today will be justified by untold profits in the future. The S&P 500 was back to setting record highs, up 11.0% during the period 7/1/25 to 12/31/25 and up 17.9% for the entire year.

Over the six months ended 12/31/25 the Fund's Class I shares had a return of 7.7%. Relative to the S&P 500’s 11.0%, this translates to a capture ratio of almost 70%, at the higher end of expectations for the Fund.

Core Equity: the core equity ETFs had a return of 10.0% during the second half of 2025, tracking the gains of the US large cap market.

Hedge: the Fund’s put options declined in value by 2.4% during the second half of the year. These put options went “in-the-money” when the markets sold off during the first four months of the year and helped mitigate the losses of the overall Fund. However, with the market rallying to all-time highs these options declined in value. The Fund re-hedged half of its put option portfolio near the end of the third quarter and subsequently re-hedged the second half of its put options at the end of the year. The Fund entered 2026 with its two-year put options averaging a strike price on the S&P 500 of about 7300.

Additional Trades: a decline in overall market volatility is usually beneficial for the shorter-term, premium collection trades. In the back half of 2025, these trades generated 77 basis points of positive return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 631,918,029
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 3,248,395
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$631,918,029
Number of Portfolio Holdings	18
Advisory Fee	$3,248,395
Portfolio Turnover	9%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.3%
Money Market Funds	0.6%
Purchased Options	10.1%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	0.6%
Index Option	9.1%
Equity	89.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	60.7%
Technology Select Sector SPDR Fund	9.9%
S&P 500 Index, 12/17/27 7250.0 Put	4.6%
S&P 500 Index, 12/17/27 7350.0 Put	4.5%
Financial Select Sector SPDR Fund	3.8%
Consumer Discretionary Select Sector SPDR Fund	3.0%
Health Care Select Sector SPDR Fund	2.8%
Communication Services Select Sector SPDR Fund	2.8%
Industrial Select Sector SPDR Fund	2.4%
Consumer Staples Select Sector SPDR Fund	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000205842
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Growth Fund
Class Name	Class A
Trading Symbol	SDAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Swan Defined Risk Growth Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.swanglobalinvestments.com/fund_documents/. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	https://funds.swanglobalinvestments.com/fund_documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	1.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.65%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: The Fund is a variant of Swan Global Investment’s philosophy of “Always Invested, Always Hedged.” However, the Fund was designed for those investors who wish to tilt the balance to the “invested” portion rather than the “hedged” side. While the Fund still invests in put options to hedge the portfolio, the amount of capital dedicated to the hedge is less due to the fact the Fund utilizes put options that are slightly out-of-the-money.

In the second half of 2025, the Fund's Class A shares had a return of 9.9%, capturing over 90% of the S&P 500’s return of 11.0%. This exceeded the usual expectations for the Fund.

Core Equity: the Fund benefitted as the S&P 500 went on to set record highs in the back half of 2025. The core equity portion of the Fund posted gains of 12.1% in the last six months of 2025, outperforming the S&P 500. The Fund was aided by having less of a drag from the put option hedges as well as the long call-spread positions, which augment equity exposure in up markets.

Hedge: the Fund “tilts” towards growth by purchasing its put options slightly out-of-the-money. In 2025, the Fund started the year owning put options with a strike price of 5750. These put options went “in-the-money” during the tariff-related sell-off in early April and helped mitigate downside losses. However, when markets rallied the put options reversed and lost value. For the back half of 2025, the hedge portion of the Fund had a -2.4% return. The Fund rehedged its portfolio late in the year and entered 2026 with put options set to an average strike price of around 6980.

Additional Trades: the premium collection trades are intended to offset a portion of the put option’s decline in value during flat or rising markets. These trades tend to do better during less volatile environments. With the VIX settling into a range in the low-teens after April’s turmoil, this portion of the Fund was able to generate positive returns of 1.1% during the second half of 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 27, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 51,567,217
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 236,897
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$51,567,217
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$236,897
Portfolio Turnover	11%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	86.2%
Money Market Funds	2.2%
Purchased Options	11.6%

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Money Market Funds	2.2%
Index Option	10.0%
Equity	89.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	89.0%
S&P 500 Index, 12/17/27 7050.0 Put	4.2%
S&P 500 Index, 12/17/27 7500.0 Call	3.6%
S&P 500 Index, 12/17/27 6900.0 Put	3.3%
First American Government Obligations Fund, Class X	1.7%
S&P 500 Index, 02/20/26 6500.0 Put	0.6%
Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class	0.5%
S&P 500 Index, 02/20/26 6300.0 Put	0.3%
S&P 500 Index, 02/20/26 6400.0 Put	-0.9%
S&P 500 Index, 12/17/27 8500.0 Call	-1.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000205843
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Growth Fund
Class Name	Class C
Trading Symbol	SDACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Swan Defined Risk Growth Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.swanglobalinvestments.com/fund_documents/. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	https://funds.swanglobalinvestments.com/fund_documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$127	2.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	2.40%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: The Fund is a variant of Swan Global Investment’s philosophy of “Always Invested, Always Hedged.” However, the Fund was designed for those investors who wish to tilt the balance to the “invested” portion rather than the “hedged” side. While the Fund still invests in put options to hedge the portfolio, the amount of capital dedicated to the hedge is less due to the fact the Fund utilizes put options that are slightly out-of-the-money.

In the second half of 2025, the Fund's Class C shares had a return of 9.45%, capturing 86% of the S&P 500’s return of 11.0%. This exceeded the usual expectations for the Fund.

Core Equity: the Fund benefitted as the S&P 500 went on to set record highs in the back half of 2025. The core equity portion of the Fund posted gains of 12.1% in the last six months of 2025, outperforming the S&P 500. The Fund was aided by having less of a drag from the put option hedges as well as the long call-spread positions, which augment equity exposure in up markets.

Hedge: the Fund “tilts” towards growth by purchasing its put options slightly out-of-the-money. In 2025, the Fund started the year owning put options with a strike price of 5750. These put options went “in-the-money” during the tariff-related sell-off in early April and helped mitigate downside losses. However, when markets rallied the put options reversed and lost value. For the back half of 2025, the hedge portion of the Fund had a -2.4% return. The Fund rehedged its portfolio late in the year and entered 2026 with put options set to an average strike price of around 6980.

Additional Trades: the premium collection trades are intended to offset a portion of the put option’s decline in value during flat or rising markets. These trades tend to do better during less volatile environments. With the VIX settling into a range in the low-teens after April’s turmoil, this portion of the Fund was able to generate positive returns of 1.1% during the second half of 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 27, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 51,567,217
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 236,897
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$51,567,217
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$236,897
Portfolio Turnover	11%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	86.2%
Money Market Funds	2.2%
Purchased Options	11.6%

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Money Market Funds	2.2%
Index Option	10.0%
Equity	89.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	89.0%
S&P 500 Index, 12/17/27 7050.0 Put	4.2%
S&P 500 Index, 12/17/27 7500.0 Call	3.6%
S&P 500 Index, 12/17/27 6900.0 Put	3.3%
First American Government Obligations Fund, Class X	1.7%
S&P 500 Index, 02/20/26 6500.0 Put	0.6%
Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class	0.5%
S&P 500 Index, 02/20/26 6300.0 Put	0.3%
S&P 500 Index, 02/20/26 6400.0 Put	-0.9%
S&P 500 Index, 12/17/27 8500.0 Call	-1.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000205844
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Growth Fund
Class Name	Class I
Trading Symbol	SDAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Swan Defined Risk Growth Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.swanglobalinvestments.com/fund_documents/. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	https://funds.swanglobalinvestments.com/fund_documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.40%	[6]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: The Fund is a variant of Swan Global Investment’s philosophy of “Always Invested, Always Hedged.” However, the Fund was designed for those investors who wish to tilt the balance to the “invested” portion rather than the “hedged” side. While the Fund still invests in put options to hedge the portfolio, the amount of capital dedicated to the hedge is less due to the fact the Fund utilizes put options that are slightly out-of-the-money.

In the second half of 2025, the Fund's Class I shares had a return of 10.0%, capturing over 90% of the S&P 500’s return of 11.0%. This exceeded the usual expectations for the Fund.

Core Equity: the Fund benefitted as the S&P 500 went on to set record highs in the back half of 2025. The core equity portion of the Fund posted gains of 12.1% in the last six months of 2025, outperforming the S&P 500. The Fund was aided by having less of a drag from the put option hedges as well as the long call-spread positions, which augment equity exposure in up markets.

Hedge: the Fund “tilts” towards growth by purchasing its put options slightly out-of-the-money. In 2025, the Fund started the year owning put options with a strike price of 5750. These put options went “in-the-money” during the tariff-related sell-off in early April and helped mitigate downside losses. However, when markets rallied the put options reversed and lost value. For the back half of 2025, the hedge portion of the Fund had a -2.4% return. The Fund rehedged its portfolio late in the year and entered 2026 with put options set to an average strike price of around 6980.

Additional Trades: the premium collection trades are intended to offset a portion of the put option’s decline in value during flat or rising markets. These trades tend to do better during less volatile environments. With the VIX settling into a range in the low-teens after April’s turmoil, this portion of the Fund was able to generate positive returns of 1.1% during the second half of 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 27, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 51,567,217
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 236,897
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$51,567,217
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$236,897
Portfolio Turnover	11%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	86.2%
Money Market Funds	2.2%
Purchased Options	11.6%

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Money Market Funds	2.2%
Index Option	10.0%
Equity	89.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	89.0%
S&P 500 Index, 12/17/27 7050.0 Put	4.2%
S&P 500 Index, 12/17/27 7500.0 Call	3.6%
S&P 500 Index, 12/17/27 6900.0 Put	3.3%
First American Government Obligations Fund, Class X	1.7%
S&P 500 Index, 02/20/26 6500.0 Put	0.6%
Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class	0.5%
S&P 500 Index, 02/20/26 6300.0 Put	0.3%
S&P 500 Index, 02/20/26 6400.0 Put	-0.9%
S&P 500 Index, 12/17/27 8500.0 Call	-1.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized